Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	15.98%	16.56%
Tier 1 risk-weighted capital ratio	14.94%	15.46%
Common Equity Tier 1 risk-weighted capital ratio	14.02%	14.45%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 12,350.8	¥ 11,983.8
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,548.9	11,186.2
Common Equity Tier 1 capital	10,839.0	10,458.4
Risk-weighted assets	77,285.0	72,350.1
The amount of minimum total capital requirements	¥ 6,182.8	¥ 5,788.0